Acquisitions (Details 1) (InfrastruX [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
InfrastruX [Member]
Assets acquired :
Cash and cash equivalents	$ 9,278
Accounts receivable	124,856
Inventories	4,501
Prepaid expenses and other current assets	39,565
Property, plant and equipment	156,160
Intangible assets	168,409
Goodwill	159,963
Other long-term assets	21,924
Liabilities assumed :
Accounts payable and other accrued liabilities	(97,985)
Capital lease obligations	(4,977)
Vendor related debt	(2,761)
Deferred income taxes and other liabilities	(80,445)
Other long-term liabilities	(22,090)
Net assets acquired	$ 476,398